Derivative financial assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jun. 04, 2021	Dec. 31, 2020
Summary Of Detailed Information About Derivative Financial Asset [Line Items]
Revaluation surplus	$ 468	$ 0
Derivative financial assets	$ 7,866	$ 0		$ 0
Class of warrants or rights expiry date	Oct. 16, 2022
Purchased call options [member]
Summary Of Detailed Information About Derivative Financial Asset [Line Items]
Fair Value at Option Exercised			$ 5,513
Revaluation surplus	$ 1,582
Written put options [member]
Summary Of Detailed Information About Derivative Financial Asset [Line Items]
Fair Value at Option Exercised			$ 0
Revaluation surplus	5,696
Coin Square Warrants [Member]
Summary Of Detailed Information About Derivative Financial Asset [Line Items]
Derivative financial assets	$ 7,866